Offerings	Jun. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 25,875,000
Amount of Registration Fee	$ 3,961.47
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Includes 562,500 Ordinary Shares that may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Ordinary Shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.0001 par value per share
Amount Registered | shares	215,625
Proposed Maximum Offering Price per Unit | $ / shares	7.20
Maximum Aggregate Offering Price	$ 1,552,500
Amount of Registration Fee	$ 237.69
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).Represents Ordinary Shares underlying one or more warrants issuable to the representative of the underwriters to purchase up to an aggregate of 5% of the Ordinary Shares sold in the offering at an exercise price equal to 120% of the public offering price.